Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	1.389%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,571,264.50

Principal:
Principal Collections	$17,106,977.04
Prepayments in Full	$8,323,024.24
Liquidation Proceeds	$409,276.46
Recoveries	$21,026.17
Sub Total	$25,860,303.91
Collections	$27,431,568.41

Purchase Amounts:
Purchase Amounts Related to Principal	$166,583.14
Purchase Amounts Related to Interest	$769.64
Sub Total	$167,352.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,598,921.19

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,598,921.19
Servicing Fee	$539,301.30	$539,301.30	$0.00	$0.00	$27,059,619.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,059,619.89
Interest - Class A-2a Notes	$56,969.84	$56,969.84	$0.00	$0.00	$27,002,650.05
Interest - Class A-2b Notes	$59,542.63	$59,542.63	$0.00	$0.00	$26,943,107.42
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$26,589,584.09
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$26,452,544.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,452,544.09
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$26,401,489.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,401,489.76
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$26,363,073.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,363,073.51
Regular Principal Payment	$23,816,353.40	$23,816,353.40	$0.00	$0.00	$2,546,720.11
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,546,720.11
Residual Released to Depositor	$0.00	$2,546,720.11	$0.00	$0.00	$0.00
Total		$27,598,921.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,816,353.40
Total					$23,816,353.40

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,118,343.93	$65.59	$56,969.84	$0.28	$13,175,313.77	$65.87
Class A-2b Notes	$10,698,009.47	$65.59	$59,542.63	$0.37	$10,757,552.10	$65.96
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$23,816,353.40	$22.63	$696,546.38	$0.66	$24,512,899.78	$23.29

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$61,039,115.60	0.3051956	$47,920,771.67	0.2396039
Class A-2b Notes	$49,777,398.76	0.3051956	$39,079,389.29	0.2396039
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$571,426,514.36	0.5428663	$547,610,160.96	0.5202403

Pool Information
Weighted Average APR	2.805%	2.792%
Weighted Average Remaining Term	44.24	43.39
Number of Receivables Outstanding	33,575	32,898
Pool Balance	$647,161,561.97	$620,803,472.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$596,465,307.85	$572,253,583.11
Pool Factor	0.5656195	0.5425825

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$9,312,052.09
Yield Supplement Overcollateralization Amount	$48,549,889.44
Targeted Overcollateralization Amount	$73,193,311.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$73,193,311.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$352,228.54
(Recoveries)		64	$21,026.17
Net Loss for Current Collection Period			$331,202.37
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6141%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5755%
Second Prior Collection Period			0.5563%
Prior Collection Period			0.3044%
Current Collection Period			0.6269%
Four Month Average (Current and Prior Three Collection Periods)			0.5158%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,380	$4,936,192.95
(Cumulative Recoveries)			$321,456.79
Cumulative Net Loss for All Collection Periods			$4,614,736.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4033%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,576.95
Average Net Loss for Receivables that have experienced a Realized Loss			$3,344.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	296	$6,504,010.54
61-90 Days Delinquent	0.20%	43	$1,227,150.68
91-120 Days Delinquent	0.02%	6	$150,689.21
Over 120 Days Delinquent	0.07%	18	$432,988.65
Total Delinquent Receivables	1.34%	363	$8,314,839.08

Repossession Inventory:
Repossessed in the Current Collection Period		10	$259,988.59
Total Repossessed Inventory		22	$529,686.03

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1492%
Prior Collection Period			0.1698%
Current Collection Period			0.2037%
Three Month Average			0.1742%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2917%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer